Short-Term and Long-Term Debt	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Short-Term and Long-Term Debt
17. Short-Term and Long-Term Debt
Short-term debt consists of borrowings from financial institutions and commercial paper.
The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2020 and 2021 are as follows:
March 31, 2020

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥131,822	1.0%
Short-term debt outside Japan, mainly from banks	187,300	2.2
Commercial paper in Japan	12,998	0.1
Commercial paper outside Japan	4,712	2.6

	¥336,832	1.7

March 31, 2021

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥81,726	0.3%
Short-term debt outside Japan, mainly from banks	209,852	1.9
Medium-term note outside Japan	1,336	3.0
Commercial paper in Japan	12,999	0.0
Commercial paper outside Japan	1,356	1.0

	¥307,269	1.4

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2020 and 2021 are as follows:
March 31, 2020

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2021~2037	¥463,599	1.2%
Floating rate	2021~2077	1,957,105	1.5
Insurance companies and others:
Fixed rate	2022~2037	336,821	1.2
Floating rate	2021~2077	336,949	1.8
Unsecured bonds	2022~2080	845,938	1.7
Unsecured notes under medium-term note program	2021~2027	176,802	3.1
Payables under securitized lease receivables	2021~2021	4,322	0.2
Payables under securitized loan receivables and investment in securities	2022~2039	157,818	2.2

		¥4,279,354	1.6

March 31, 2021

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2022~2037	¥519,858	1.2%
Floating rate	2022~2077	2,038,098	0.8
Insurance companies and others:
Fixed rate	2023~2039	328,790	0.8
Floating rate	2023~2077	302,337	0.6
Unsecured bonds	2023~2081	927,088	1.5
Unsecured notes under medium-term note program	2023~2027	141,296	3.1
Payables under securitized loan receivables and investment in securities	2022~2043	159,366	3.2

		¥4,416,833	1.1

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2021 is as follows:

Years ending March 31,	Millions of yen
2022	¥704,742
2023	646,866
2024	654,121
2025	513,130
2026	371,855
Thereafter	1,526,119

Total	¥4,416,833

Borrowings with floating rate from banks, insurance companies and others include the amount of ¥94,000 million of subordinated syndicated loan (hybrid loan executed in fiscal 2017, whose maturity date is fiscal 2077), of which ¥60,000 million and ¥34,000 million may be repaid after 5 years, and 7 years respectively.
Unsecured bonds include the amount of ¥150,000 million of unsecured subordinated bonds with interest payment deferrable clauses and optional early redemption conditions (hybrid bonds). Out of this amount, ¥100,000 million was executed in fiscal 2020, and will mature in fiscal 2080, of which ¥60,000 million and ¥40,000 million may be redeemed after 5 years, and 10 years respectively. ¥
50,000
million was executed in fiscal 2021, and will mature in fiscal 2081, of which
¥29,000 million and ¥21,000 million may be redeemed after 5 years, and 10 years respectively.
For borrowings from banks, insurance companies and other financial institutions, for bonds, and for medium-term notes, principal repayments are made upon maturity of the loan contracts and interest payments are usually paid semi-annually.
During fiscal 2019, 2020 and 2021, the Company and certain subsidiaries recognized net amortization expenses of premiums and discounts of bonds and medium-term notes, and deferred issuance costs of bonds and medium-term notes in the amount of ¥1,005 million, ¥989 million and ¥1,010 million, respectively.
Total committed credit lines for the Company and its subsidiaries were ¥569,862 million and ¥612,737 million at March 31, 2020 and 2021, respectively, and, of these lines, ¥427,564 million and ¥524,451 million were available at March 31, 2020 and 2021, respectively. Of the available committed credit lines, ¥293,424 million and ¥465,104 million were long-term committed credit lines at March 31, 2020 and 2021, respectively.
The agreements related to debt payable to banks provide that the banks under certain circumstances may request additional security for loans and have the right to offset cash deposited against any short-term or long-term debt that becomes due and, in case of default and certain other specified events, against all other debt payable to the banks.
Other than the assets of the consolidated VIEs pledged as collateral for financing (see Note 14 “Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2021:

Millions of yen
Lease payments, loans and investment in operating leases	¥125,196
Investment in securities	172,503
Property under facility operations	27,125
Other assets and other	14,026

¥338,850

As of March 31, 2021, debt liabilities w
e
re
 secured by shares of subsidiaries of ¥226,987 million, which were eliminated through consolidation adjustment, and debt liabilities of affiliates were secured by investment in affiliates of ¥50,538 million. As of March 31, 2021, debt liabilities were secured by loans to subsidiaries, which were eliminated through consolidation adjustment, of ¥10,101 million. In addition, ¥73,191 million was pledged primarily by investment in securities for collateral deposits and deposit for real estate transaction as of March 31, 2021.
Under loan agreements relating to short-term and long-term debt from commercial banks and certain insurance companies, the Company and certain subsidiaries are required to provide collateral against these debts at any time if requested by the lenders. The Company and the subsidiaries did not receive any such requests from the lenders as of March 31, 2021.